SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Platinum II Variable Annuity

American General Life Insurance Company (“AGL”) is amending the Prospectus for the purpose of adding the following information.

MARKETLOCK FEATURE EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life living benefit. As described in the prospectus you received when you purchased the contract, the first Income Base Evaluation Period and first Income Credit Period (not applicable to MarketLock For Life) ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period, if applicable, (the “Extension”) for an additional five years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary. In choosing the second Extension, only the Income Base Evaluation Period will extend for an additional five years, the Income Credit Period will no longer continue, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension. If you elect the second Extension, we will send you a new contract endorsement.

If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this second Extension, you will not be eligible for any subsequent Extensions in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit you elected at the time you purchased your contract, please see the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period however, the Income Credit Period will no longer continue.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the second Extension?

If you elect the MarketLock Income Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)

One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life second Extension, the fee for the feature will be increased by 0.05% as follows:
Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	0.95%	1.00%
Two	1.20%	1.25%

What are the investment requirements if I elect the second Extension?

If you elect the second Extension for MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:

Option 1	Up to 100% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy
Option 2

At least 50% and up to 100% in one or more of the following:

    SA DFA Ultra Short Bond

    SA VCP Dynamic Allocation

    SA VCP Dynamic Strategy

Up to 50% in one or more of the following Variable Portfolios:

    Franklin Income VIP Fund

    SA American Funds Asset Allocation

    SA JPMorgan Diversified Balanced

    SA MFS Total Return

    SA PGI Asset Allocation

Option 3	25% SA VCP Dynamic Allocation and 25% SA VCP Dynamic Strategy and 50% in one of the following Allocations:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	Invesco V.I. Comstock Fund	5.00%	5.00%	6.00%
	Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%
	SA AB Growth	3.00%	4.00%	4.00%
	SA AB Small & Mid Cap Value	1.00%	1.00%	1.00%
	SA American Funds Global Growth	2.00%	3.00%	4.00%
	SA American Funds Growth-Income	0.00%	0.00%	1.00%
	SA DFA Ultra Short Bond	2.00%	1.00%	0.00%
	SA Dogs of Wall Street	3.00%	3.00%	3.00%
	SA Federated Corporate Bond	10.00%	8.00%	7.00%
	SA Fidelity Institutional AM® Real Estate	0.00%	0.00%	0.00%
	SA Franklin Small Company Value	0.00%	2.00%	2.00%
	SA Goldman Sachs Global Bond	4.00%	4.00%	2.00%
	SA Janus Focused Growth	0.00%	1.00%	1.00%
	SA JPMorgan Emerging Markets	0.00%	1.00%	2.00%
	SA JPMorgan Equity-Income	6.00%	7.00%	8.00%
	SA JPMorgan MFS Core Bond	17.00%	13.00%	10.00%
	SA Legg Mason BW Large Cap Value	4.00%	4.00%	4.00%
	SA MFS Blue Chip Growth	2.00%	3.00%	4.00%
	SA MFS Massachusetts Investors Trust	6.00%	6.00%	7.00%
	SA Morgan Stanley International Equities	3.00%	3.00%	4.00%
	SA Oppenheimer Main Street Large Cap	3.00%	4.00%	4.00%
	SA PineBridge High-Yield Bond	4.00%	3.00%	2.00%

	SA Templeton Foreign Value	3.00%	3.00%	3.00%
	SA Wellington Capital Appreciation	3.00%	3.00%	4.00%
	SA Wellington Government and Quality Bond	8.00%	8.00%	7.00%
	SA Wellington Real Return	5.00%	3.00%	2.00%
	Total	100.00%	100.00%	100.00%
Option 4	At least 50% and up to 100% in one or more of the following:
	SA DFA Ultra Short Bond
	SA VCP Dynamic Allocation
	SA VCP Dynamic Strategy
	Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash	Minimum 15%	SA Federated Corporate Bond
and Fixed	Maximum 50%	SA Goldman Sachs Global Bond
Accounts		SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return

Fixed Accounts
1-Year Fixed (if available)
B. Equity	Minimum 0%	Columbia VP-Asset Allocation Fund[1]
Maximum	Maximum 35%	Columbia VP-Dividend Opportunity Fund[1]
Columbia VP-Income Opportunities Fund[1]
Columbia VP-Mid Cap Growth Fund[1]
Columbia VP-Overseas Core[1]
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced[1]
SAM Conservative Growth
SAM Strategic Growth
VP Loomis Sayles Growth Fund[1]
C. Limited Equity	Minimum 0%	Columbia VP-Large Cap Growth Fund[1]
	Maximum 5%	Columbia VP-Small Company Growth Fund[1]
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets

SA JPMorgan Mid-Cap Growth

1 Only available if you purchased your contract through Banc of America Investment Services, Inc.

As a reminder, you also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

Dated:   April 11, 2019

Please keep this Supplement with your Prospectus